STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 174
RESEARCH AND DEVELOPMENT EXPENSES	25,805	$ 17,023	$ 7,184
GENERAL AND ADMINISTRATIVE EXPENSES	6,002	3,733	2,463
TOTAL OPERATING LOSS	31,633	20,756	9,647
FINANCIAL EXPENSES (INCOME), NET	(65)	15	13
LOSS FOR THE YEAR	$ 31,568	$ 20,771	$ 9,660
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 5.02	$ 3.3	$ 1.53
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	6,290,244	6,290,242	6,290,242